1
Gabelli Growth Innovators ETF
Schedule of Investments — September 30, 2023 (Unaudited)
Shares Market Value
COMMON STOCKS – 100.0%
Communication Services – 18.4%
948
Alphabet Inc., Cl. C† ...............................
$ 124,994
637
Meta Platforms Inc., Cl. A† .....................
191,234
289
Netflix Inc.† .............................................
109,126
213
Spotify Technology SA† ..........................
32,938
458,292
Consumer Discretionary – 23.0%
230
Airbnb Inc., Cl. A† ...................................
31,558
1,511
Amazon.com Inc.† ..................................
192,078
10
Booking Holdings Inc.† ...........................
30,839
50
Chipotle Mexican Grill Inc.† ....................
91,592
60
Costco Wholesale Corp. .........................
33,898
1,390
Mobileye Global Inc., Cl. A† ...................
57,755
300
On Holding AG, Cl. A† ............................
8,346
367
Tesla Inc.† ..............................................
91,831
705
Uber Technologies Inc.† .........................
32,423
570,320
Financials – 4.7%
297
Mastercard Inc., Cl. A .............................
117,585
Health Care – 15.6%
149
Danaher Corp. ........................................
36,967
231
Eli Lilly & Co. ...........................................
124,077
377
Intuitive Surgical Inc.† ............................
110,193
150
UnitedHealth Group Inc. .........................
75,629
240
Zoetis Inc. ...............................................
41,755
388,621
Industrials – 4.7%
890
Carrier Global Corp. ................................
49,128
320
Eaton Corp. plc .......................................
68,250
117,378
Information Technology - Semiconductors – 8.3%
68
ASML Holding NV ...................................
40,029
482
Lattice Semiconductor Corp.† ................
41,418
285
NVIDIA Corp. ..........................................
123,972
205,419
Information Technology - Software and Services – 25.3%
215
Adobe Inc.† ............................................
109,629
165
Cadence Design Systems Inc.† .............
38,660
488
Crowdstrike Holdings Inc., Cl. A† ...........
81,681
83
Intuit Inc. .................................................
42,408
391
Microsoft Corp. .......................................
123,458
480
Palo Alto Networks Inc.† ........................
112,531
215
ServiceNow Inc.† ....................................
120,176
628,543
TOTAL INVESTMENTS — 100.0%
(cost $2,092,723) ....................................
$ 2,486,158
† Non-income producing security.